Income Taxes (Income before Income Tax Expense by Jurisdiction) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 1,162,670	¥ 2,262,656	¥ 1,420,443
Domestic Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	735,128	1,545,510	1,012,551
Foreign Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 427,542	¥ 717,146	¥ 407,892